DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS	12 Months Ended
Dec. 31, 2023
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS

13.DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS

The balance as of December 31, 2023 is represents deposits and down payment received in advance from customers for sales of automobiles, escooters and service parts, which included VND329.7 billion (USD13.8 million) of refundable deposit liabilities and VND858.2 billion (USD36.0 million), as restated, non-refundable down-payment of contract liabilities. Revenue recognized in 2023 from these contract liabilities as of December 31, 2022 amounted to approximately VND2,717.1 billion (USD113.8 million) (in 2022: VND1,009 billion, in 2021: VND1,069 billion).